Major Customer (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Major Customer (Textual)
Net sales			$ 1,730,000
One major customer [Member]
Major Customer (Textual)
Percentage of total sales			10.00%
Accounts Receivable [Member] | One major customer [Member]
Major Customer (Textual)
Net sales			$ 1,745,000